Note 7 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Derivative assets	$ 1,600	$ 900
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member] | Short [Member]
Derivative liabilities		8,905
Current Portion of Derivative Assets [Member] | Hot-rolled Coil Future Contracts [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative assets	536	4,241
Current Portion of Derivative Liability [Member] | Hot-rolled Coil Future Contracts [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative liabilities	$ 2,212	$ 5,524